Revenues	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenues [Text Block]

22) Revenues

	Year ended
	December 31,	December 31,
	2022	2021
Vanadium sales from contracts with customers	$229,251	$198,280
Total	$229,251	$198,280

	Year ended
	December 31,	December 31,
	2022	2021
V2O5 revenues
Produced products	$123,529	$100,901
Purchased products	3,184	455
	126,713	101,356
V2O3 revenues
Produced products	$8,534	$-
Purchased products	962	-
	9,496	-
FeV revenues
Produced products	$71,025	$88,761
Purchased products	22,017	8,163
	93,042	96,924
Total	$229,251	$198,280